UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03159

Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	September 30, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments • September 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION	ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Commercial Paper (40.2%)
	Asset-Backed - Auto (3.8%)
$159,250	DaimlerChrysler Revolving Auto Conduit LLC Series I	5.36-5.73%	10/17/07-11/09/07	$158,480,126
31,056	DaimlerChrysler Revolving Auto Conduit LLC Series II	5.68	11/13/07	30,838,608
10,000	New Center Asset Trust	5.23-6.32	10/01/07-10/11/07	99,895,500
				289,214,234
	Asset-Backed - Consumer (1.2%)
70,000	Giro Balanced Funding Co.*	5.35	10/02/07	69,969,200
25,000	Three Rivers Funding Corp.*	5.34	10/15/07	24,941,500
				94,910,700
	Asset-Backed - Corporate (6.1%)
92,137	Atlantis One Funding*	5.32-5.36	10/18/07-12/19/07	91,412,444
75,000	CAFCO LLC*	5.39	11/14/07	74,491,125
30,000	CIESCO LLC*	5.83	11/15/07	29,774,792
246,500	Kaiserplatz Funding (Delaware) LLC*	5.36-5.37	10/05/07-10/25/07	246,117,820
25,866	Nieuw Amsterdam Receivables Corp.*	5.37	12/13/07	25,584,168
				467,380,349
	Asset-Backed - Diversified (2.5%)
24,600	CRC Funding LLC*	5.35	10/23/07	24,513,408
99,364	Hannover Funding Company LLC*	5.35	10/19/07-10/23/07	99,048,749
40,000	Lexington Parker Capital Co. LLC*	5.33	10/19/07	39,884,222
24,250	Silver Tower (U.S.) Funding LLC*	5.34	10/10/07	24,210,877
				187,657,256
	Asset-Backed - Mortgages (1.4%)
110,295	Sydney Capital Corp.*	5.35-5.36	10/11/07-10/15/07	110,041,992

	Asset-Backed - Securities (3.1%)
44,409	Giro Lion (U.S.) Funding LLC*	5.36	10/12/07-10/25/07	44,290,313
125,000	Grampian Funding LLC*	5.31-5.32	10/05/07-11/19/07	124,373,833
10,000	Greyhawk Funding LLC*	5.37	10/05/07	9,991,183
57,548	North Sea Funding LLC*	5.33-5.35	10/05/07-10/16/07	57,434,067
				236,089,396
	Asset-Backed - Structured Investment Vehicles (2.7%)
100,000	Asscher Finance Corp.*	5.34	10/02/07	99,956,250
15,021	Atlas Capital Funding Corp.	5.37	11/15/07	14,918,142
45,000	Harrier Finance Funding (U.S.) LLC*	5.36	10/19/07	44,868,250
50,000	SIGMA Finance, Inc.*	5.34	10/26/07	49,803,312
				209,545,954

	Banking (5.8%)
200,000	Bank of America Corp.	5.31-5.33	12/21/07-12/27/07	197,468,283
245,000	Citigroup Funding Inc.	5.23-5.73	12/10/07-03/18/08	241,607,888
				439,076,171

	Finance - Auto (1.8%)
140,000	Toyota Motor Credit Corp.	5.31	02/13/08	137,229,555

	International Banks (11.8%)
200,000	CBA (Delaware) Finance Inc.	5.65-5.75	11/06/07-12/06/07	198,347,278
270,000	Kommunalkredit International Bank Ltd.*	5.36-5.37	10/29/07-02/13/08	267,412,515
50,000	Natexis Banques Populaires U.S. Finance Co. LLC	5.31	11/23/07	49,609,653
132,000	Santander Central Hispano Finance (Delaware) Inc.	5.14-5.71	11/07/07-03/28/08	130,581,863
125,000	Societe Generale N.A., Inc.	5.71	12/10/07	123,593,750
70,000	Swedbank	5.31	11/16/07	69,517,467
12,000	UBS Finance (Delaware) LLC	5.42	11/02/07	11,939,367
50,000	Unicredito Italiano Bank (Ireland) plc*	5.32-5.33	11/19/07-11/26/07	49,612,829
				900,614,722

	Total Commercial Paper (Cost $3,071,760,329)			3,071,760,329

	Certificates of Deposit (29.8%)
	Domestic Banks (1.0%)
30,000	Citibank, N.A.	5.55	12/03/07	30,000,000
50,000	State Street Bank & Trust	5.46	10/24/07	50,000,000
				80,000,000

	International Banks (28.8%)
90,000	ABN Amro Bank NV	5.64	12/14/07	90,000,000
40,000	BNP Paribas	5.31	11/09/07	40,000,000
383,300	Barclays Bank plc	5.35-5.50	12/17/07-06/04/08	383,300,000
200,000	Credit Suisse - NY	5.46-5.55	11/30/07-03/12/08	200,000,000
60,000	DEPFA Bank plc	5.32	11/30/07	60,000,000
100,000	Deutsche Bank AG	5.35	10/22/07	100,000,000
160,000	HBOS Treasury Services plc	5.33-5.72	11/21/07-12/07/07	160,000,000
125,000	NATIXIS	5.57	10/17/07	125,000,000
260,000	Norinchukin Bank	5.36-5.37	12/05/07-12/12/07	260,000,000
275,000	Royal Bank of Scotland plc	5.45-5.68	11/15/07-12/31/07	275,000,000
100,000	Societe Generale N.A., Inc.	5.42	12/18/07	100,000,000
25,000	Toronto Dominion Bank	5.13	02/29/08	25,000,000
383,000	UBS AG	5.46-5.51	10/31/07-03/13/08	383,000,000
				2,201,300,000

	Total Certificates of Deposit (Cost $2,281,300,000)			2,281,300,000

	Floating Rate Notes (23.8%)
	Asset-Backed - Structured Investment Vehicles (11.5%)
100,000	Axon Financial Funding Ltd.*	5.35†	10/10/07‡	99,996,107
50,000	Beta Finance*	5.35†	10/11/07‡	50,005,029
340,000	Cullinan Finance Corp.*	4.82†	10/01/07‡	339,986,734
390,000	Links Finance LLC*	5.32-5.46†	10/15/07-11/13/07‡	389,987,390
				879,975,260
	Banking (2.4%)
42,425	JPMorgan Chase & Co.	5.43†	10/25/07‡	42,439,094
142,000	Wachovia Corp.	5.43†	11/08/07‡	142,017,033
				184,456,127
	Domestic Banks (2.1%)
60,000	American Express Centurion Bank	5.61†	10/18/07‡	60,002,837
100,000	U.S. Bank NA, Cincinnati	5.33†	10/03/07‡	100,003,851
				160,006,688
	Finance-Automotive (0.6%)
43,000	American Honda Finance Corp.*	5.36†	11/06/07‡	43,000,000

	International Banks (4.6%)
75,000	Banco Bilbao Vizcaya Argentaria - NY	5.31†	10/03/07‡	74,986,492
100,000	BNP Paribas	5.33†	11/07/07‡	100,000,000
50,000	Credit Suisse - NY	5.48†	11/26/07‡	50,000,000
50,000	NATIXIS	5.14†	12/31/07‡	49,991,440
37,200	UniCredito Italiano SpA	5.62†	12/03/07‡	37,201,406
40,000	Westpac Banking Corp.	5.32†	10/29/07‡	39,999,241
				352,178,579

	Investment Banks/Brokers (2.6%)
14,790	Goldman Sachs Group, Inc. (The)	5.49†	10/05/07‡	14,790,390
57,900	Merrill Lynch & Co., Inc.	5.49†	10/19/07‡	57,905,091
125,000	Merrill Lynch & Co., Inc.*	5.75†	10/18/07‡	125,000,000
				197,695,481

	Total Floating Rate Notes (Cost $1,817,312,135)			1,817,312,135

	Corporate Bond Notes (1.2%)
	Asset-Backed - Structured Investment Vehicles
50,000	Asscher Finance Corp.*	5.45	06/25/08	50,000,000
40,000	Cullinan Finance Corp.*	5.40-5.45	02/01/08-04/25/08	39,993,993

	Total Corporate Bond Notes (Cost $89,993,993)			89,993,993

	Repurchase Agreement (0.8%)
61,360	Barclays Captial Inc.
	(dated 09/28/07; proceeds $61,386,180) (Cost $61,360,000) (a)	5.12	10/01/07	61,360,000

	U.S Government Agency - Debenture Bond (0.7%)
50,000	Federal Home Loan Banks (Cost $50,083,192)	4.72	04/16/08	50,083,192

	U.S Government Agency - Discount Note (0.6%)
50,000	Federal Home Loan Banks (Cost $49,356,000)	5.04-5.05	11/28/07-02/20/08	49,356,600

	Short-Term Bank Note (0.5%)
40,000	Bank of America Corp. (Cost $40,000,000)	5.30	12/27/2007	40,000,000

	Total Investments (Cost $7,461,166,249) (b)		97.6%	7,461,166,249

	Other Assets in Excess of Liabilities		2.4	180,107,756

	Net Assets		100.0%	$7,641,274,005

  *                          Resale is restricted to qualified institutional investors.

  †                          Rate shown is the rate in effect at September 30, 2007.

  ‡                          Date of next interest rate reset.

(a)                      Collateralized by Federal Home Loan Banks 5.74% due 07/18/14 valued at $62,591,691.

(b)                      Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007